Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2018
Property Plant And Equipment [Abstract]
Summary of Property and Equipment Consisted

Property and equipment consisted of the following:

	As of December 31,
	2017	2018
	RMB	RMB
Leasehold and buildings improvements	40,675	91,265
Electronic and office equipment	16,061	29,936
Buildings (1)	485,588	480,271
Total cost	542,324	601,472
Less: Accumulated depreciation	(17,036)	(41,961)
Property and equipment, net	525,288	559,511

(1)

In 2017, the Group purchased two buildings in Wuhan (Building A and B) and one building in Guangzhou (Building C) with a total consideration of RMB480,271. RMB60,000 of the consideration was paid by a mortgage loan provided by a PRC bank in August 2018 (Note 12).